Shareholder Report, Line Graph (Details) 1014024_Franklin FTSE India ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Feb. 06, 2018	Mar. 31, 2026
Franklin FTSE India ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin FTSE India ETF (NAV)
Accumulated Value	$ 16,839	$ 16,424	$ 12,266	$ 13,883	$ 11,994	$ 6,859	$ 9,938	$ 9,587	$ 10,000	$ 14,790
FTSE India Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE India Index-NR
Accumulated Value	18,931	18,324	12,962	14,776	12,489	6,912	10,078	9,633	10,000	$ 16,643
FTSE India Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE India Capped Index-NR
Accumulated Value	$ 18,928	$ 18,321	$ 12,960	$ 14,774	$ 12,489	$ 6,912	$ 10,078	$ 9,633	$ 10,000	$ 16,641